Leases (Tables)	9 Months Ended
Sep. 30, 2022
Leases [Abstract]
Schedule of quantitative information about right-of-use assets

(in KUSD)
Right-of-Use Assets	Properties (Offices)	Vehicles	Total
Cost
January 1, 2022	9,005	134	9,139
Additions	1,234	—	1,234
Exchange difference	(911)	—	(911)
September 30, 2022	9,328	134	9,462

Accumulated depreciation
January 1, 2022	(1,925)	(50)	(1,975)
Depreciation charge	(871)	(25)	(896)
Exchange difference	117	—	117
September 30, 2022	(2,679)	(75)	(2,754)

Net book amount as of September 30, 2022	6,649	59	6,708

Cost
January 1, 2021	5,324	78	5,402
Additions	5,662	56	5,718
Lease termination	(864)	—	(864)
Exchange difference	(132)	—	(132)
September 30, 2021	9,990	134	10,124

Accumulated depreciation
January 1, 2021	(2,253)	(20)	(2,273)
Depreciation charge	(1,172)	(22)	(1,194)
Lease termination	864	—	864
Exchange difference	19	—	19
September 30, 2021	(2,542)	(42)	(2,584)

Net book amount as of September 30, 2021	7,448	92	7,540

During the third quarter of 2022, the Company extended the term of its existing lease related to its U.S. corporate offices in New Jersey for an additional two years commencing on December 1, 2022, including an extension option for three additional years. The Company is reasonably certain it will exercise the extension option and therefore has accounted for the lease using a five-year lease term.
During the first quarter of 2021, the Company entered into a new lease agreement with a ten-year term commencing in January 2021 for space in the iHub building on the Imperial University college campus in White City, West London. The primary function of the new facility, which consists of approximately 1,100 square meters, is R&D.
Schedule of quantitative information about lease liabilities

(in KUSD)
Lease liabilities	Properties (Offices)	Vehicles	Total
January 1, 2022	7,898	125	8,023
Additions	1,234	—	1,234
Cash outflow (including interest)	(901)	—	(901)
Interest	144	—	144
Exchange difference	(978)	(65)	(1,043)
September 30, 2022	7,397	60	7,457

January 1, 2021	3,402	65	3,467
Additions	5,662	56	5,718
Cash outflow (including interest)	(892)	(24)	(916)
Interest	168	2	170
Exchange difference	(234)	(10)	(244)
September 30, 2021	8,106	89	8,195

September 30, 2022
Lease liabilities (short-term)	801	34	835
Lease liabilities (long-term)	6,596	26	6,622
Total lease liabilities	7,397	60	7,457

September 30, 2021
Lease liabilities (short-term)	981	31	1,012
Lease liabilities (long-term)	7,125	58	7,183
Total lease liabilities	8,106	89	8,195